Other Accrued Expenses - Schedule of Other Accrued Expenses (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Unpaid recapitalization transaction costs			$ 89
IRS (see note 7b)		73	73
Accrued expenses		122	390
Other accrued expenses	$ 317	$ 195	$ 552